AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2005

Securities Act File No. 333-108248

Investment Company Act File No. 811-21420

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4

METROPOLITAN SERIES FUND II

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 578-3104

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

(Name and Address of Agent for Service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 3 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 2 filed on February 16, 2005. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 12th day of April, 2005.

METROPOLITAN SERIES FUND II

	By:	/s/ Hugh C. McHaffie
	Name:	Hugh C. McHaffie
	Title:	President

Pursuant to the requirements of the Securities Act, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Date: April 12, 2005		/s/ Hugh C. McHaffie
Hugh C. McHaffie
President and Chief Executive Officer
(Principal Executive Officer)

*
Steve A. Garban
Trustee

*
Linda Strumpf
Trustee

*
Michael S. Scott Morton
Trustee

*
Arthur G. Typermass
Trustee

*
H. Jesse Arnelle
Trustee

*
Nancy Hawthorne
Trustee

*
John T. Ludes
Trustee

/s/ Peter H. Duffy
Peter H. Duffy
Vice President and Treasurer
(Principal Financial and Accounting Officer)

	*By:	/s/ Thomas M. Lenz
Thomas M. Lenz
Attorney-in-Fact